Shareholder Report, Average Annual Return (Details) DFFW_Global Small Company Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	105 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Small Company Portfolio – Institutional
Average Annual Return, Percent	12.88%	13.08%	8.41%
MSCI All Country World IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	22.00%	14.26%	11.68%
MSCI All Country World Small Cap Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index (net div.)
Average Annual Return, Percent	16.73%	11.49%	8.82%